NON-CONTROLLING INTEREST (Details) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Noncontrolling Interest [Line Items]
Balance at March 31, 2012
Current period earnings and losses	(52,360)		(52,360)
Balance at September 30, 2012	(52,360)		(52,360)
Contributed and Additional Paid- in Capital [Member]
Noncontrolling Interest [Line Items]
Balance at March 31, 2012
Current period earnings and losses
Balance at September 30, 2012
Earnings and Losses [Member]
Noncontrolling Interest [Line Items]
Balance at March 31, 2012
Current period earnings and losses			(52,360)
Balance at September 30, 2012	(52,360)		(52,360)
Other Comprehensive Income [Member]
Noncontrolling Interest [Line Items]
Balance at March 31, 2012
Current period earnings and losses
Balance at September 30, 2012